Post-employment benefits - Plan assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Post-employment benefits [Line Items]
Net defined benefit liability (asset) at beginning of period	€ 590
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	(10)	€ (8)	€ (13)
Net defined benefit liability (asset) at end of period	499	590
Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset) at beginning of period	1,380	1,403
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	26	25
Increase in net defined benefit liability (asset) resulting from current service cost	1	1
Decrease (increase) in net defined benefit liability (asset) resulting from return on plan assets excluding interest income or expense	(254)	44
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan by plan participants	4	7
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer	17	33
Decrease (increase) in net defined benefit liability (asset) resulting from gains (losses) arising from settlements	0	(86)
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan	95	96
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)	45	50
Net defined benefit liability (asset) at end of period	€ 1,122	€ 1,380	€ 1,403